Intangible Assets - Summary of Detailed Information About Useful Life Carrying Amounts of the Capitalized Development Projects (Detail)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Remaining useful life	15 years
Capitalised development expenditure [member] | Space Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful life		13 years 2 months 12 days	14 years 2 months 12 days
Capitalised development expenditure [member] | Air Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful life		12 years 6 months	13 years 6 months	14 years 6 months